Shareholder Fees	Dec. 31, 2025 USD ($)
Kennedy Capital ESG SMID Cap Fund | Investor Class Shares
Prospectus [Line Items]
Redemption Fee	$ (20)
Exchange Fee	25
Maximum Account Fee	15
Kennedy Capital ESG SMID Cap Fund | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	15
KENNEDY CAPITAL SMALL CAP GROWTH FUND | Investor Class Shares
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	15
KENNEDY CAPITAL SMALL CAP GROWTH FUND | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	15
KENNEDY CAPITAL SMALL CAP VALUE FUND | Investor Class Shares
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	15
KENNEDY CAPITAL SMALL CAP VALUE FUND | Institutional Class Shares
Prospectus [Line Items]
Redemption Fee	(20)
Exchange Fee	25
Maximum Account Fee	$ 15